Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Small-Mid Special Value Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.”

Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Special Value Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.”

Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco U.S. Mid Cap Value Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments.”

Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco U.S. Small Cap Value Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.”

Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco U.S. Small/Mid Cap Value Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.”

Statutory Prospectus Supplement dated February 28, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Small Cap Value Fund
The information appearing in the second paragraph under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.”